AXS FUNDS

AXS IPM Systematic Macro Fund

Class I Shares: EQIPX

AXS Managed Futures Strategy Fund

Class A Shares: MHFAX

Class C Shares: MHFCX

Class I Shares: MHFIX

Each a series of Investment Managers Series Trust II

Supplement dated November 8, 2019 to the Prospectus and Statement of Additional Information dated October 18, 2019

Shares of the AXS IPM Systematic Macro Fund and AXS Managed Futures Strategy Fund are not currently available for purchase.

Please retain this Supplement for future reference.